--------------------------------------------------------------------------------

                                 ANNUAL REPORT


             ======================================================


                         BREMER INVESTMENT FUNDS, INC.


             ======================================================



                            Bremer Growth Stock Fund


                                Bremer Bond Fund





                               SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                              TABLE OF CONTENTS



                                                                      Page
                                                                      ----

        Shareholder Letter......................................       1

        Growth Stock Fund Cumulative Rate of Return Graph.......       2

        Bond Fund Cumulative Rate of Return Graph...............       3

        Statement of Assets and Liabilities.....................       4

        Statement of Operations.................................       5

        Statement of Changes in Net Assets......................       6

        Financial Highlights....................................       7

        Growth Stock Fund Schedule of Investments...............       8

        Bond Fund Schedule of Investments.......................      11

        Notes to the Financial Statements.......................      15

        Report of Independent Public Accountants................      18








              ------------------------------------------------





                             NOTICE TO INVESTORS


              Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.









--------------------------------------------------------------------------------

November 12, 1997



Dear Fellow Shareholders:

It has been a tremendous year for your mutual funds. Assets have grown to $124.8 million between the Bremer Growth Stock Fund ($51.1 million) and the Bremer Bond Fund ($73.7 million). The Bremer Growth Stock Fund achieved a solid total return of 19.00% since inception on January 27, 1997 to September 30, 1997, and the Bremer Bond Fund returned a respectable 5.33% during the same period.

The individual stocks that contributed the most to the Bremer Growth Stock Fund's return were: 1) Intel Corporation 2) General Electric and 3) Pfizer. The Fund favors the following sectors: technology, consumer cyclicals, health care and finance. The stock market has experienced an increase in short-term volatility since September with records set for point movements, both positive and negative. Trading volume topped 1 billion shares in a day for the first time. We continue to invest for long term growth and focus on companies that should do well over the next 3-5 years.

Bonds have also performed well. Interest rates have fallen on average 0.20% to 0.40% since inception through September 30, 1997. Rates also continued to fall during October. Falling interest rates generally mean an increase in the price of your Fund. Benign inflation and moderate growth have been key factors to the falling interest rates. The Bremer Bond Fund targets three primary bond sectors: U.S. Government obligations and its agencies, mortgage-backed securities and investment grade corporate bonds. We currently favor the U.S. Government agencies and corporate bonds, as we expect rates to fall.


Thank you for your business and we wish you success in 1998.


Sincerely,



STEVEN A. LARAWAY
President, Bremer Investment Funds, Inc.

                                 [LINE GRAPH]



                                1/27/97   2/28/97     3/31/97   4/30/97   5/31/97  6/30/97   7/31/97    8/31/97     9/30/97

Bremer Growth Stock Fund       $10,000    $ 9,940      $9,600    $10,051   $10,780  $11,161   $12,060    $11,590     $11,899
S&P 500                        $10,000    $10,361      $9,935    $10,528   $11,169  $11,670   $12,598    $11,893     $12,544
Lipper Growth Managers         $10,000    $ 9,923      $9,469    $ 9,885   $10,569  $10,964   $11,873    $11,434     $12,088


                         Cumulative rate of return (%)


                               January 27, 1997

                                    through

                              September 30, 1997
                            -----------------------
Bremer Growth Stock Fund            19.00%

S&P 500                             24.44%

Lipper Growth Managers              20.88%


The Standard & Poor's 500 (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Lipper Growth Managers Index is an index composed of 30 funds which invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                 [LINE GRAPH]






                        1/27/97   2/28/97   3/31/97   4/30/97   5/31/97   6/30/97   7/31/97   8/31/97     9/30/97
Bremer Bond Fund        $10,000    $10,067   $10,009   $10,103   $10,183   $10,270   $10,469   $10,411     $10,534
LB int. Govt./Corp.     $10,000    $10,078   $10,008   $10,125   $10,209   $10,302   $10,511   $10,459     $10,580




                         Cumulative rate of return (%)


                               January 27, 1997


                                    through


                              September 30, 1997
                           ----------------------------
Bremer Bond Fund                     5.33%
LB Int. Govt./Corp.                  5.79%

The Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Govt./Corp.) is a weighted index comprised of publicly traded intermediate and long-term government and corporate debt with a duration of 3.31 years. This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997


--------------------------------------------------------------------------------

                                                                ----------                 ----
                                                                  GROWTH                   BOND
                                                                STOCK FUND                 FUND
                                                                ----------                 ----
ASSETS:
     Investments, at market value
        (Cost of $41,250,842 and $72,291,452, respectively)     $   51,349,347            $72,868,514
     Dividends receivable                                               36,376                    ---
     Interest receivable                                                12,694                860,847
     Organizational expenses, net of accumulated amortization           23,642                 23,642
     Other assets                                                        3,870                  3,940
                                                                --------------            -----------
          Total assets                                              51,425,929             73,756,943
                                                                --------------            -----------

LIABILITIES:
     Bank overdraft                                                    267,732                    ---
     Payable to Investment Adviser                                      25,070                 34,579
     Accrued expenses and other liabilities                             29,485                 38,721
                                                                --------------            -----------
          Total liabilities                                            322,287                 73,300
                                                                --------------            -----------


NET ASSETS                                                      $   51,103,642            $73,683,643
                                                                ==============            ===========


NET ASSETS CONSIST OF:
     Capital stock                                              $   40,794,184            $73,072,502
     Accumulated undistributed net investment income                   134,645                 37,744
     Accumulated undistributed net realized gain (loss) on
         investments                                                    76,308                 (3,665)
     Net unrealized appreciation on investments                     10,098,505                577,062
                                                                --------------            -----------
         Total Net Assets                                       $   51,103,642            $73,683,643
                                                                ==============            ===========
     Shares outstanding
         (100 million shares authorized for each Fund, $ .0001       4,294,568              7,238,271
         par value)

     Net Asset Value, Redemption Price and Offering Price Per   $        11.90            $     10.18
         Share                                                  ==============            ===========





                    See Notes to the Financial Statements


--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS
January 27, 1997(1) through September 30, 1997

--------------------------------------------------------------------------------

                                                                -----------              ----
                                                                  Growth                 Bond
                                                                Stock Fund               Fund
                                                                ----------               ----
INVESTMENT INCOME:
    Dividend Income                                                 $242,213               $5,000
    Interest Income                                                  115,261            1,858,930
                                                                  ----------          -----------
        Total investment income                                      357,474            1,863,930
                                                                  ----------          -----------


EXPENSES:
    Investment advisory fees                                         149,729              197,482
    Administration fees                                               12,415               12,415
    Shareholder servicing and accounting costs                        20,495               24,304
    Custody fees                                                       6,087                6,307
    Federal and state registration                                    22,889               31,262
    Professional fees                                                  4,498                4,496
    Reports to shareholders                                            1,204                1,204
    Amortization of organizational expenses                            3,690                3,690
    Directors' fees and expenses                                       1,337                1,337
    Other                                                              2,478                2,479
                                                                  ----------          -----------
        Total expenses                                               224,822              284,976
                                                                  ----------          -----------


NET INVESTMENT INCOME                                                132,652            1,578,954
                                                                  ----------          -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                                  76,308                  437
    Change in unrealized appreciation on investments               5,623,711              693,976
                                                                  ----------          -----------
        Net realized and unrealized gain on investments            5,700,019              694,413
                                                                  ----------          -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                     $5,832,671           $2,273,367
                                                                  ==========           ==========


  (1) Commencement of Operations





                     See Notes to the Financial Statements


--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
January 27, 1997(1) through September 30, 1997

--------------------------------------------------------------------------------

                                                                         Growth               Bond
                                                                       Stock Fund             Fund
                                                                       ----------             ----
OPERATIONS:
    Net investment income                                               $132,652          $1,578,954
    Net realized gain on investments                                      76,308                 437
    Change in unrealized appreciation on investments                   5,623,711             693,976
                                                                      ----------         -----------
        Net increase in net assets from operations                     5,832,671           2,273,367
                                                                      ----------         -----------


DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income                                                    ---          (1,547,305)
                                                                      ----------         -----------


CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                         20,452,900          36,235,356
    Proceeds from common and commingled trust fund conversions        27,496,387          44,960,417
    Proceeds from shares issued to holders in reinvestment of
      dividends                                                              ---              12,089
    Cost of shares redeemed                                           (2,678,316)         (8,250,281)
                                                                      ----------         -----------
        Net increase in net assets from capital share transactions    45,270,971          72,957,581
                                                                      ----------         -----------


TOTAL INCREASE IN NET ASSETS                                          51,103,642          73,683,643
                                                                      ----------         -----------


NET ASSETS:
    Beginning of period                                                        0                   0
                                                                      ----------         -----------

    End of period (including undistributed net investment
        income of $134,645 and $37,744, respectively)                $51,103,642         $73,683,643
                                                                     ===========         ===========
  (1) Commencement of Operations




                    See Notes to the Financial Statements


--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS
January 27, 1997(1) through September 30, 1997
--------------------------------------------------------------------------------


                                                      ----------              ----
                                                        Growth                Bond
                                                      Stock Fund              Fund
                                                      ----------              ----
PER SHARE DATA:
    NET ASSET VALUE, BEGINNING OF PERIOD                  $10.00                  $10.00
                                                         -------                 -------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment income                               0.03                    0.35
        Net realized and unrealized gain on investments     1.87                    0.17
                                                         -------                 -------
             Total from investment operations               1.90                    0.52
                                                         -------                 -------

        Less dividends from net investment income            ---                   (0.34)
                                                         -------                 -------

    NET ASSET VALUE, END OF PERIOD                        $11.90                  $10.18
                                                         =======                 =======

TOTAL RETURN(2)                                            19.00%                   5.33%


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period                        $51,103,642             $73,683,643
    Ratio of net expenses to average net assets(3)          1.05%                   1.01%
    Ratio of net investment income to average net assets(3) 0.62%                   5.60%
    Portfolio turnover rate                                11.30%                  38.35%
    Average commission rate paid                         $0.1316                    n.a.



  (1) Commencement of Operations
  (2) Not annualized
  (3) Annualized




                    See Notes to the Financial Statements


--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - September 30, 1997

Growth Stock Fund
--------------------------------------------------------------------------------


   Shares                                                                           Value
   ------                                                                           -----
              ----------------------------------------------------------
              COMMON STOCKS - 97.0%
              ----------------------------------------------------------

              APPAREL - 1.1%
   23,000     Intimate Brands, Inc.                                              $536,188
                                                                               ----------
              BANKING & FINANCIAL SERVICES - 8.8%
   10,932     Banc One Corporation                                                610,142
    7,000     Citicorp                                                            937,562
   17,500     Equifax, Inc.                                                       550,156
   24,200     Federal Home Loan Mortgage Corporation                              853,050
   15,700     KeyCorp                                                             998,913
   14,000     Providian Financial Corporation                                     555,625
                                                                               ----------
                                                                                4,505,448
                                                                               ----------

              BUSINESS SERVICE - 5.9%
   27,000     Cisco Systems, Inc. *                                             1,972,687
   14,500     Computer Associates International, Inc.                           1,041,281
                                                                               ----------
                                                                                3,013,968
                                                                               ----------

              CAPITAL GOODS - 7.5%
    9,500     Dover Corporation                                                   644,812
   10,600     Emerson Electric Company                                            610,825
   20,600     General Electric Company                                          1,402,087
   15,750     Thermo Electron Corporation *                                       630,000
   20,000     Westinghouse Electric Corporation                                   541,250
                                                                               ----------
                                                                                3,828,974
                                                                               ----------

              COMMUNICATIONS & MEDIA - 1.7%
   17,250     Interpublic Group of Companies, Inc.                                885,141
                                                                               ----------

              CONSUMER PRODUCTS - 1.4%
   18,000     Cognizant Corporation                                               733,500
                                                                               ----------

              COSMETICS & SOAP - 2.6%
   10,400     Colgate-Palmolive Company                                           724,750
    6,972     Gillette Company                                                    601,771
                                                                               ----------
                                                                                1,326,521
                                                                               ----------

              DRUGS - 6.4%
   18,400     Medtronic, Inc.                                                     864,800
    8,500     Merck & Company, Inc.                                               849,469
   20,000     Mylan Laboratories Inc.                                             448,750
   18,000     Pfizer, Inc.                                                      1,081,125
                                                                               ----------
                                                                                3,244,144
                                                                               ----------

              ENERGY - 9.0%
    5,000     Amoco Corporation                                                   481,875
    6,000     Chevron Corporation                                                 499,125
    9,500     El Paso Natural Gas Company                                         575,344
   11,400     Enron Corporation                                                   438,900
    9,600     Exxon Corporation                                                   615,000
   11,000     Halliburton Company                                                 572,000
    9,000     Mobil Corporation                                                   666,000
    9,000     Schlumberger Ltd.                                                   757,688
                                                                               ----------
                                                                                4,605,932
                                                                               ----------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - September 30, 1997

GROWTH STOCK FUND
--------------------------------------------------------------------------------

  Shares                                                                         Value
  ------                                                                         -----
              ENTERTAINMENT & LEISURE - 0.7%
   11,500     Viacom, Inc. *                                                     $363,688
                                                                                ---------
              FOOD, BEVERAGE & TOBACCO - 4.0%
    5,500     CPC International, Inc.                                             509,437
   18,000     PepsiCo, Inc.                                                       730,125
   19,500     Philip Morris Companies, Inc.                                       810,469
                                                                                ---------
                                                                                2,050,031
                                                                                ---------

              HEALTH CARE - 5.7%
   16,166     Boston Scientific Corporation *                                     892,161
   14,000     Healthcare COMPARE Corporation *                                    894,250
   26,250     Quorum Health Group, Inc. *                                         641,484
   12,000     Vencor, Inc. *                                                      495,000
                                                                                ---------
                                                                                2,922,895
                                                                                ---------

              INSURANCE - 4.6%
    3,450     Aegon N.V. ADR                                                      274,922
   11,250     AFLAC, Inc.                                                         610,312
    8,563     American International Group, Inc.                                  883,595
    4,800     MBIA, Inc.                                                          602,100
                                                                                ---------
                                                                                2,370,929
                                                                                ---------

              LODGING - 1.2%
   25,500     La Quinta Inns, Inc.                                                600,844
                                                                                ---------

              MANUFACTURING - 2.1%
   11,000     Crown Cork & Seal Company, Inc.                                     507,375
   11,000     Kimberly-Clark Corporation                                          538,313
                                                                                ---------
                                                                                1,045,688
                                                                                ---------

              RESTAURANT - 3.5%
   20,000     Cracker Barrel Old Country Store, Inc.                              647,500
   11,300     McDonald's Corporation                                              538,163
   27,500     Wendy's International, Inc.                                         584,375
                                                                                ---------
                                                                                1,770,038
                                                                                ---------

              RETAIL - GENERAL - 4.3%
    3,700     Albertson's, Inc.                                                   129,037
   13,500     Dayton Hudson Corporation                                           809,156
   40,000     OfficeMax, Inc. *                                                   607,500
    4,000     Wal-Mart Stores, Inc.                                               146,500
   20,000     Walgreen Company                                                    512,500
                                                                                ---------
                                                                                2,204,693
                                                                                ---------

              TECHNOLOGY - 20.4%
   24,500     American Power Conversion Corporation *                             689,062
   20,000     Atmel Corporation *                                                 728,750
   14,528     Boeing Company, The                                                 790,868
   15,000     Diebold, Inc.                                                       710,625
   15,000     Electronic Data Systems Corporation                                 532,500
   19,000     First Data Corporation                                              713,687

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

==========================================================================
BREMER INVESTMENT FUNDS, INC.
==========================================================================

SCHEDULE OF INVESTMENTS - September 30, 1997

GROWTH STOCK FUND
--------------------------------------------------------------------------


    Shares                                                                        Value
    ------                                                                        -----
              TECHNOLOGY (continued) - 20.4%
    8,500     Hewlett-Packard Corporation                                        $591,281
   15,400     Intel Corporation                                                 1,421,613
    9,148     Lucent Technologies, Inc.                                           744,418
    6,200     Microsoft Corporation *                                             820,338
    9,000     Motorola, Inc.                                                      646,875
   25,500     Oracle Corporation *                                                929,156
   22,000     3Com Corporation *                                                1,127,500
                                                                              -----------
                                                                               10,446,673
                                                                              -----------

              TELECOMMUNICATIONS - 2.0%
   10,200     American Telephone and Telegraph Corporation                        451,988
    1,800     Ameritech Corporation                                               119,700
   15,000     MCI Communications Corporation                                      440,625
                                                                              -----------
                                                                                1,012,313
                                                                              -----------

              TRAVEL & RECREATION - 4.1%
   22,500     Carnival Corporation                                              1,040,625
   13,000     Walt Disney Company, The                                          1,048,125
                                                                              -----------
                                                                                2,088,750
                                                                              -----------


              TOTAL COMMON STOCKS (Cost of $39,457,853)                        49,556,358

              ------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 3.5%
              ------------------------------------------------------------

              INVESTMENT COMPANIES - 2.5%
1,292,989     Portico Institutional Money Market Fund                           1,292,989
                                                                              -----------

  Principal Amount
              COMMERCIAL PAPER -1.0%
 $500,000     Paine Webber Group                                                  500,000
                                                                              -----------

              TOTAL SHORT-TERM INVESTMENTS (Cost of $1,792,989)                 1,792,989
                                                                              -----------


              TOTAL INVESTMENTS - 100.5% (Cost of $41,250,842)                 51,349,347


              Liabilites in Excess of Other Assets - (0.5%)                      (245,705)
                                                                              -----------


              TOTAL NET ASSETS - 100.0%                                       $51,103,642
                                                                              ===========


                *  Non-income producing security.





                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - September 30, 1997

BREMER BOND FUND
--------------------------------------------------------------------------------

Principal Amount
  or Shares                                                                             Value
  ---------                                                                             -----
                   ---------------------------------------------------------
                   LONG-TERM INVESTMENTS - 93.9%
                   ---------------------------------------------------------
                   ---------------------------------------------------------
                   CORPORATE BONDS AND NOTES - 33.9%
                   ---------------------------------------------------------
                   BANK & BANK HOLDING CO. - 8.4%
                   First Union National Bank - North Carolina #
   $3,190,000        6.18%, 02/15/36                                               $3,092,666
                   Korea Development Bank
      500,000        7.125%, 09/17/01                                                 503,128
                   Societe Generale-NY
    2,542,000        7.40%, 06/01/06                                                2,631,244
                                                                                 ------------
                                                                                    6,227,038
                                                                                 ------------
                   FINANCIAL SERVICES - 14.9%
                   BHP Finance USA Ltd.#
    1,395,000        6.42%, 03/01/26                                                1,393,638
                   Chrysler Financial Corporation
      500,000        6.625%, 08/15/00                                                 506,055
                   Ford Capital B.V.
      500,000        9.375%, 05/15/01                                                 547,896
                   Ford Motor Credit Company
      750,000        8.20%, 02/15/02                                                  799,449
                   General Electric Capital Corporation#,##
    1,000,000        6.66% *, 05/01/18                                              1,011,685
                   Goldman Sachs Group, L.P.**
    1,100,000        6.375%, 06/15/00 (Acquired 01/24/97, Cost of $1,089,436)       1,100,271
                   John Deere Capital Corporation
      500,000        6.00%, 02/01/99                                                  500,427
                   Lehman Brothers Holdings, Inc.
    1,250,000        Zero coupon, 05/16/98                                          1,203,822
      657,000        Zero coupon, 05/16/98#                                           632,729
    1,000,000        6.625%, 11/15/00                                               1,007,495
                   Salomon, Inc.
    1,250,000        7.125%, 08/01/99                                               1,270,779
    1,000,000        7.25%, 01/15/00                                                1,020,753
                                                                                 ------------
                                                                                   10,994,999
                                                                                 ------------

                   FOOD, BEVERAGE & TOBACCO - 2.6%
                   Philip Morris, Inc.
    1,145,000        7.125%, 10/01/04                                               1,161,118
      750,000        7.20%, 02/01/07                                                  760,486
                                                                                 ------------
                                                                                    1,921,604
                                                                                 ------------

                   INDUSTRIAL - 2.7%
                   Hercules, Inc.#
    2,000,000        6.60%, 08/01/27                                                1,991,202
                                                                                 ------------

                   RETAIL - GENERAL - 1.4%
                   J.C. Penney & Company, Inc.#
    1,000,000        6.90%, 08/15/26                                                1,023,543
                                                                                 ------------

                   SAVINGS & LOAN - 0.7%
                   Anchor Savings Bank#
      500,000        5.759%*, 8/15/08                                                 499,355
                                                                                 ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1997

BREMER BOND FUND
--------------------------------------------------------------------------------

Principal Amount
    or Shares                                                                    Value
    ---------                                                                    -----
              TRAVEL AND ENTERTAINMENT - 3.2%
              Hilton Hotels Corporation
 $500,000       9.80%, 10/15/98                                              $    517,233
1,750,000       7.70%, 07/15/02                                                 1,809,293
                                                                             ------------
                                                                                2,326,526
                                                                             ------------

              TOTAL CORPORATE BONDS
                 AND NOTES (Cost of $24,765,628)                               24,984,267
                                                                             ------------
              ----------------------------------------------------------
              U.S. GOVERNMENT AGENCY AND
                AGENCY-BACKED ISSUES - 40.4%
              ----------------------------------------------------------

              Federal Farm Credit Bank
  750,000       5.70%, 03/05/01                                                   742,735
  670,000       6.32%, 06/04/01                                                   675,745
                                                                             ------------
                                                                                1,418,480
                                                                             ------------
              Federal Home Loan Bank
  500,000       5.00%*, 05/10/00                                                  488,730
                                                                             ------------

              Federal Home Loan Mortgage Corporation (FHLMC),
                 Participation Certificates:
1,270,000        6.07%, 11/20/98 #                                              1,270,118
1,000,000        6.81%, 03/11/04 #                                              1,001,586
  397,531        Pool 256723, 6.00%, 03/01/09                                     391,071
  960,256        Pool E00389, 6.50%, 07/01/10                                     957,587
1,333,142        Pool E63742, 6.50%, 04/01/11                                   1,326,876
                                                                             ------------
                                                                                4,947,238
                                                                             ------------

              Federal Home Loan Mortgage Corporation (FHLMC),
1,902,978        Adjustable Rate Mortgage, 8.133%*, 07/01/24                    2,005,757
                                                                             ------------

              Federal Home Loan Mortgage Corporation (FHLMC),
                 Real Estate Mortgage Investment Conduits (REMIC):
  150,641        Series 1513, Class A, 4.60%, 05/15/98                            150,135
  420,000        Series 1808, Class A, 5.00%, 10/15/07                            384,710
1,011,796        Series 1475, Class O, 7.00%, 02/15/08                          1,011,656
  600,000        Series 1480, Class LE, 6.50%, 07/15/08                           595,848
  390,460        Series 1351, Class TA, 7.00%, 09/15/18                           394,110
  121,070        Series 1255, Class E, 7.50%, 01/15/19                            120,544
1,070,000        Series 1206, Class GC, 7.00%, 02/15/20                         1,074,205
1,000,000        Series 1466, Class PI, 7.00%, 08/15/20                         1,005,300
  350,000        Series 1492, Class G, 6.50%, 09/15/20                            346,328
1,065,191        Series 1559, Class WA, 6.00%, 07/15/22                         1,055,116
  500,000        Series 1862, Class A, 7.75%, 04/15/23                            510,757
                                                                             ------------
                                                                                6,648,709
                                                                             ------------

              Federal Housing Authority (FHA),
  494,375        Adjustable Rate Mortgage, Pool #008680, 7.125%*, 08/20/20        510,783
                                                                             ------------





                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1997

BREMER BOND FUND
--------------------------------------------------------------------------------



Principal Amount
    or Shares                                                                  Value
    ---------                                                                  -----

              Federal National Mortgage Association (FNMA),
                 Pass-Thru Certificates:
$1,000,000        6.375%, 10/13/00 ##                                           $1,003,757
 1,250,000        7.55%, 04/22/02                                                1,319,112
 1,066,723        Pool #190255, 6.50%, 02/01/09                                  1,064,536
 1,917,877        Pool #320470, 6.50%, 08/01/10                                  1,908,441
                                                                             ------------
                                                                                5,295,846
                                                                             ------------

              Federal National Mortgage Association (FNMA),
  610,907        Adjustable Rate Mortgage, Pool #197747, 5.878%*, 12/01/2         634,513
                                                                             ------------

              Federal National Mortgage Association (FNMA):
                 Real Estate Mortgage Investment Conduits (REMIC):
  882,387        Series X-13B, Class B, 6.50%, 03/25/09                           871,152
  480,667        Series 1993-187, Class E, 5.75%, 11/25/16                        476,360
  300,000        Series 1992-36, Class PH, 7.50%, 02/25/18                        304,315
  500,000        Series 1989-69, Class G, 7.60%, 10/25/19                         514,149
1,000,000        Series 1992-124, Class PH, 7.00%, 05/25/20                     1,003,868
1,049,000        Series G92-66, Class HB, 4.00%, 06/25/20                         900,871
  500,000        Series 1992-125, Class J, 6.50%, 05/25/21                        491,866
  575,000        Series 1993-167, Class J, 6.75%, 12/25/22                        578,950
                                                                             ------------
                                                                                5,141,531
                                                                             ------------

              Government National Mortgage Association (GMNA),
                 Adjustable Rate Mortgages:
  327,153        Pool #008332, 7.00%*, 03/20/18                                   336,984
  362,807        Pool #008162, 7.00%*, 03/20/23                                   373,397
  597,951        Pool #008542, 6.875%*, 11/20/24                                  614,664
                                                                             ------------
                                                                                1,325,045
                                                                             ------------

              Student Loan Marketing Association (SLMA)
  350,000        5.55%, 12/15/99                                                  347,388
                                                                             ------------

              Tenessee Valley Authority ##
  300,000       6.25%, 08/01/99                                                   301,139
  700,000       6.125%, 07/15/03                                                  692,352
                                                                             ------------
                                                                                  993,491
                                                                             ------------

              TOTAL U.S. GOVERNMENT AGENCY AND
                AGENCY-BACKED ISSUES (Cost of  $29,423,276)                    29,757,511
                                                                             ------------
              ----------------------------------------------------------
              U.S. TREASURY OBLIGATIONS - 19.6%
              ----------------------------------------------------------

              U.S. Treasury Notes:
  760,000       5.00%, 01/31/99                                                   752,876
  500,000       5.25%, 01/31/01                                                   490,469
  985,000       5.50%, 4/15/00                                                    977,305
2,000,000       5.75%, 10/31/00                                                 1,991,252
3,250,000       5.75%, 08/15/03                                                 3,201,253
1,350,000       5.875%, 8/15/98                                                 1,352,532
1,000,000       5.875%, 11/15/99                                                1,000,938
1,000,000       5.875%, 2/15/04                                                   990,001
  900,000       6.00%, 10/15/99                                                   904,219

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1997

BREMER BOND FUND
--------------------------------------------------------------------------------



Principal Amount
    or Shares                                                                  Value
    ---------                                                                  -----
              U.S. Treasury Notes (continued):
$1,040,000       6.25%, 2/15/03                                                 $1,050,401
   400,000       7.50%, 5/15/02                                                    424,125
 1,250,000       7.75%, 12/31/99                                                 1,299,610
                                                                              ------------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost of $14,410,793)             14,434,981
                                                                              ------------

              TOTAL LONG-TERM INVESTMENTS
                 (Cost of $68,599,697)                                          69,176,759
                                                                              ------------
              -----------------------------------------------------------
              SHORT-TERM INVESTMENTS - 5.0%
              -----------------------------------------------------------
              COMMERCIAL PAPER - 2.4%
              -----------------------------------------------------------

1,000,000     Norfolk Southern Corp.                                               995,392
  750,000     Paine Webber Group                                                   750,000
                                                                              ------------
                                                                                 1,745,392
                                                                              ------------
              -----------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 2.6%
              -----------------------------------------------------------

  376,000     American Family Financial Services                                   376,000
  329,373     General Mills                                                        329,373
  395,000     Johnson Controls, Inc.                                               395,000
  670,027     Pitney Bowes, Inc.                                                   670,027
  175,963     Wisconsin Electric Power Company                                     175,963
                                                                              ------------
                                                                                 1,946,363
                                                                              ------------

              TOTAL SHORT-TERM INVESTMENTS
                 (Cost of $3,691,755)                                            3,691,755
                                                                              ------------



              TOTAL INVESTMENTS - 98.9% (Cost of $72,291,452)                   72,868,514


              Other Assets in Excess of Liabilities - 1.1%                         815,129
                                                                              ------------


              TOTAL NET ASSETS - 100%                                          $73,683,643
                                                                              ============


                #  Putable.
               ##  Callable.
                *  Variable rate security.  The rates listed are as of September 30, 1997.
               **  Restricted security.




                    See Notes to the Financial Statements
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
Septmber 30, 1997
--------------------------------------------------------------------------------

        1.  ORGANIZATION

            Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principle investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principle investment objective of the Bond Fund is to maximize total return. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Fund commenced operations on January 27, 1997.

            All assets of the commingled trust funds from First American Trust, N.A. (a subsidiary of Bremer Financial Corporation, a bank holding company), which consisted solely of funds covered under ERISA, and thus exempt from federal income taxes, were transferred to Bremer Investment Funds, Inc. as of January 27, 1997. The securities were transferred at market value, and the original cost basis was replaced with market. All assets of the common trust funds from First American Trust, N.A., which are maintained exclusively for collective investment of separate accounts, were transferred as of September 12, 1997, and under Section 584(h) of the Internal Revenue Code were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value, and the original cost basis and purchase dates were retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets, represents the market value of the commingled and common trust funds at the respective dates of conversion. The change in unrealized appreciation on investments on the Statement of Operations does not reflect the $4,474,794 and ($116,914) unrealized appreciation (depreciation) for the Bremer Growth Stock Fund and Bremer Bond Fund, respectively, that existed at the date of the common trust fund transfer.

            The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

        2.  SIGNIFICANT ACCOUNTING POLICIES

            The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

            a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at an amortized cost, which approximates market value.

            b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds intend to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.

            c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as

--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
Septmber 30, 1997

--------------------------------------------------------------------------------


                   advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

            d) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

            e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            f) Restricted Security - The Bond Fund owns a certain investment security which is unregistered and thus restricted to resale. This security is valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Fund has the right to include their security in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

            g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

        3.  CAPITAL SHARE TRANSACTIONS

            Transactions in shares of the Funds for the period January 27, 1997 through September 30, 1997, were as follows:

                                                 Growth Fund     Bond Fund
                                                 -----------     ---------

            Shares sold                            1,997,948      3,592,988
            Shares issued as
              a result of
              common and
              commingled trust
              fund conversions                     2,537,938      4,461,380
            Shares issued
              to holders in
              reinvestment
              of dividends                                 0          1,199
            Shares redeemed                         (241,318)      (817,296)
                                                 -----------    -----------
            Net increase                           4,294,568      7,238,271
                                                 ===========    ===========


        4.  INVESTMENT TRANSACTIONS

            The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the period January 27, 1997 through September 30, 1997, were as follows:

                                                 Growth Fund     Bond Fund
                                                 -----------     ---------
            Purchases
              U.S. Government                    $         0     $ 47,128,826
              Other                               42,397,896       34,300,192
            Sales
              U.S. Government                              0        6,570,324
              Other                                3,017,925        6,793,848


            At September 30, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                 Growth Fund     Bond Fund
                                                 -----------     ---------

            Appreciation                         $ 10,677,178    $ 743,756
            (Depreciation)                           (578,673)    (173,131)
            Net appreciation                     ------------    ---------
               on investments                    $ 10,098,505    $ 570,625
                                                 ============    =========


--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
Septmber 30, 1997

--------------------------------------------------------------------------------


            At September 30, 1997, the cost of investments for federal income tax purposes was $41,250,842 and $72,297,889 for the Growth Stock Fund and Bond Fund, respectively.

        5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

            The Funds have entered into an Investment Advisory Agreement with First American Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Fund's daily net assets.

            Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Funds.

            The Funds have adopted a written plan of distribution (the
            "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The Investment Advisor has voluntarily agreed to waive 12b-1 fees during the first year of each Fund's operation.

        6.  RELATED PARTIES

            First American Trust, N.A. clients and First American Trust,
            N.A. affiliated clients held 4,289,819 and 7,237,911 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 1997.





--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors of Bremer Investment Funds, Inc.:


We have audited the accompanying statement of assets and liabilities of Bremer Investment Funds, Inc. (a Maryland corporation, which includes the Bremer Growth Stock Fund and the Bremer Bond Fund), including the schedule of investments, as of September 30, 1997, and the related statements of operations and changes in net assets from January 27, 1997 (commencement of operations) through September 30, 1997, and the financial highlights for the period from January 27, 1997 (commencement of operations) through September 30, 1997.
These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bremer Investment Funds, Inc. as of September 30, 1997, and the results of its operations and changes in its net assets for the period from January 27, 1997 (commencement of operations) through September 30, 1997 and its financial highlights for the period from January 27, 1997 (commencement of operations) through September 30, 1997, in conformity with generally accepted accounting principles.



                                                  ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin,
October 24, 1997.

--------------------------------------------------------------------------------


                               INVESTMENT ADVISER
                           First American Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                           St. Cloud, MN  56302-0986



                     ADMINISTRATOR, DIVIDEND PAYING AGENT,
                         SHAREHOLDERS' SERVICING AGENT,
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                              Mutual Fund Services
                            615 East Michigan Street
                              Milwaukee, WI  53202



                                    COUNSEL
                               Briggs and Morgan
                                2400 IDS Center
                             80 South Eighth Street
                             Minneapolis, MN  55402



                              INDEPENDENT AUDITORS
                              Arthur Andersen LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI  53202



                                   DIRECTORS
                               Steven A. Laraway
                                 John M. Bishop
                                John V. Botsford
                                  John J. Feda
                             William H. Lipschultz



--------------------------------------------------------------------------------